Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 6.1% Senior Notes [Member]	Dec. 31, 2011 Notes, 8.375%, Due 2011 [Member]	Feb. 28, 2011 Notes, 8.375%, Due 2011 [Member]	Feb. 28, 2011 4.45% Senior Notes Due December 2020 [Member]	Dec. 31, 2010 4.45% Senior Notes Due December 2020 [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member]	Dec. 31, 2011 Short Term Credit Facility [Member]	Dec. 31, 2010 Short Term Credit Facility [Member]	Dec. 31, 2011 6.10% 1999 Series A, Due 2038 [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 300,000,000
Credit facility expiration date	May 2012
Line of credit designated as long-term debt	150,000,000
Line of credit designated for working capital purposes	150,000,000
Credit facility outstanding	109,000,000									0	0
Current borrowing capacity	0
Maximum current borrowing usage	121,000,000
Credit facility interest rate	0.70%
Senior notes				125,000,000		200,000,000		125,000,000	200,000,000			12,400,000
Debt instrument interest rate				6.10%		8.375%		4.45%	7.625%			6.10%
Debt instrument, maturity date				Feb. 01, 2041				Dec. 01, 2020	May 01, 2012
Debt instrument due date					February 2011							2038
Discount on issuance of debt							0.182%
Proceeds from senior notes used to repay debt							75,000,000
Industrial development revenue bonds			50,000,000
Restricted Cash and Cash Equivalents	12,800,000	37,800,000
Additional amount of debt	1,600,000,000
Cushion in equity relating to the minimum net worth requirement	$ 600,000,000